S000010024 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%	2.34%
Bloomberg 3-15 Year Blend Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.30%	1.10%	2.34%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	0.30%	1.59%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	0.29%	1.58%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	0.68%	1.68%

[1]	The Bloomberg Municipal Bond Index is an unmanaged index that measures the U.S. Dollar-denominated long-term tax exempt bond market. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Bloomberg 3‑15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.